Cover	Mar. 24, 2022
Cover [Abstract]
Entity Registrant Name	iMine Corporation
Entity Central Index Key	0001556801
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity Emerging Growth Company	false
Document Period End Date	Mar. 24, 2022
Entity File Number	000-55233
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-3816969
Entity Address Address Line 1	488 NE 18th Street
Entity Address Address Line 2	#2307
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33132
City Area Code	786
Written Communications	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	553-4006
Soliciting Material	false
Pre Commencement Tender Offer	false